Leases - Schedule of supplemental cashflow information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Leases
Operating cash flows from operating lease	$ 1,065	$ 832	$ 891